Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from financing activities
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ (21,137)	$ 8,138	$ (11,706)
Cash and cash equivalents at beginning of the year	177,329	170,802	177,154
Effect of exchange rates on cash and cash equivalents	1,416	(1,393)	(2,300)
Cash and cash equivalents at end of the year	157,020	177,329	170,802
Xunlei Limited
Cash flows from operating activities
Other operating activities with external parties	(1,848)	1,143	(391)
Net cash (used in)/generated from operating activities	(1,848)	1,143	(391)
Cash flows from investing activities
Loan to a related party	(5,710)	(7,081)	(188)
Repayment of loans from group companies	2,365	23
Other investing activities with external parties	6,425	15,464	2,031
Net cash (used in)/generated from investing activities	3,080	8,406	1,843
Cash flows from financing activities
Loans from group companies			3,150
Repayment of loans due to a related party arising from a business combination		(500)
Other financing activities with external parties	(951)	(7,693)	(4,687)
Net cash (used in)/generated financing activities	(951)	(8,193)	(1,537)
Net (decrease)/increase in cash, cash equivalents and restricted cash	281	1,356	(85)
Cash and cash equivalents at beginning of the year	33,275	31,919	32,004
Effect of exchange rates on cash and cash equivalents	0	0	0
Cash and cash equivalents at end of the year	$ 33,556	$ 33,275	$ 31,919